Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

SFR V Tranche 3 Trust, LLC

7500 North Dobson Road, Suite 300

Scottsdale, AZ 85256

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by SFR V Tranche 3 Trust, LLC (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included on the Final Data Tape (as defined below) with respect to the Progress Residential 2022-SFR7 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included on the Final Data Tape.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, for Procedure 1, the Specified Parties agreed on a sample size of 376 Properties, which the Specified Parties instructed us to randomly select from the pool of 1,444 assets on the July Data Tape identified by the Company as being the Properties that will collateralize the Transaction.

In connection with the Transaction, for Procedure 5, the Specified Parties have requested that the procedures be performed on the entire pool of assets on the Final Data Tape identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

•	The value of such assets; and
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017
T: 646-471-3000, www.pwc.com/us

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the loan agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the July Data Tape, August Data Tape, or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit 1 and Exhibit 2.

•	The phrase “Initial Property Cut-Off Date” refers to July 31, 2022.

•	The phrase “Final Property Cut-Off Date” refers to August 31, 2022.

•	The phrase “ProDeal” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to Properties that are leased on a month to month basis.

•	The phrase “Initial Lease Review Date” refers to information provided by the Company from August 18, 2022 to August 19, 2022.

•	The phrase “Final Lease Review Date” refers to information provided by the Company from August 31, 2022 to September 2, 2022.

•	The phrase “Sample Lease Attributes” collectively refers to the Date of Lease Start, Date of Lease End, and $ Rent (Per Month) data attributes.

•	The phrase “Specified Attributes” refers to the Sample Lease Attributes and the fields listed in Exhibit 2.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic data file labeled “PROG 2022-SFR7 Tape_7.31.22_v4_Tape.xlsx”, received on August 17, 2022, containing the Sample Lease Attributes as of the Initial Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “July Data Tape”);

•	An electronic data file labeled “PROG 2022-SFR7 Tape_8.31.22_v7_Tape.xlsx”, received on September 2, 2022, containing the Sample Lease Attributes as of the Final Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “August Data Tape”);

•	An electronic data file labeled “PROG 2022-SFR7 Tape_8.31.22_v8_Tape.xlsx”, received on September 2, 2022, containing the Sample Lease Attributes as of the Final Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Final Data Tape”);

•	An electronic data file labeled “PROG 2022-SFR7 – PWC MTM 08.31.22.docx” containing screenshots from the Company’s property management system evidencing the transaction history of each Month to Month Sample Property (as defined below) for the month of August 2022 (the “MTM Support File”);

•	Certain lease documentation relating to the Properties that were made available on ProDeal or via email, as applicable (the “Source Documents”); and

•	Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	An electronic data file labeled “PROG 2022-SFR7_Tiedout.xlsx” (the “BPO Results File”); and
o	An electronic data file labeled “PROG 2022-SFR7_Accounting Detail_v2.xlsx” (the “Accounting Detail File”).

Procedures Performed

Procedure 1	Using the July Data Tape, the Specified Parties instructed us to randomly select 376 Properties (the “Sample Properties”) from the 1,444 Properties represented on the July Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire July Data Tape based on the sample size and results of the procedures performed.

For each of the Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Lease Attributes as of the Initial Property Cut-Off Date, as shown on the July Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Initial Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Lease Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Lease Attributes on the July Data Tape for the Sample Properties to the Source Documents and found them to be in agreement, with the exception of the following differences (the “Initial Lease Discrepancies”):

Table 1: Initial Lease Discrepancies

#	Included on Final Data Tape?	Sample Lease Attribute	July Data Tape Value	Source Document Value
175	Yes	Date of Lease End	April 21, 2023	April 21, 2024
221	Yes	$ Rent (Per Month)	$1,735.00	$1,787.05
264	Yes	$ Rent (Per Month)	$1,850.00	$2,340.00
276	Yes	$ Rent (Per Month)	$1,930.00	$2,007.20

Procedure 2	We noted that 373 of the Sample Properties were included on the August Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire the August Data Tape based on the sample size and results of the procedures performed.

For each of the Sample Properties included on the August Data Tape, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Lease Attributes as of the Final Property Cut-Off Date, as shown on the August Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Final Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Lease Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Lease Attributes on the August Data Tape for the Sample Properties to the Source Documents and found them to be in agreement, with the exception of the following difference (the “Final Lease Discrepancy”):

Table 2: Final Lease Discrepancy

#	Sample Lease Attribute	August Data Tape Value	Source Document Value
375	$ Rent (Per Month)	$1,720.00	$1,754.00

Procedure 3	For each of the Sample Properties included on the Final Data Tape provided by the Company, we performed the following procedures:

a)	For the Sample Lease Attributes relating to the Final Lease Discrepancy, we compared the “Source Document Value” shown in Table 2 to the corresponding Sample Lease Attribute value on the Final Data Tape and noted no differences; and

b)	For each Sample Lease Attribute that did not have a Final Lease Discrepancy, we compared the August Data Tape to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

Procedure 4	On the Final Data Tape, we identified 41 Properties where the MTM data attribute was equal to “Y”. Of these 41 Properties, 11 of the Properties (the “Month to Month Sample Properties”) were part of the Sample Properties. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that for each of the Month to Month Sample Properties:

a)	the Occupancy data attribute is equal to “Occupied” on the Final Data Tape;

b)	the Date of Lease End Sample Lease Attribute is prior to the Final Property Cut-Off Date; and

c)	as indicated in the MTM Support File, the tenant had been charged and paid rent for the month of August 2022, or if rent was unpaid, the Delinquent? data attribute was equal to “Y” on the Final Data Tape.

Procedure 5	Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented on the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Final Data Tape, Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

In performing this procedure, we received one or more preliminary data files and performed certain procedures as set forth in Exhibit 2. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate.

We performed this procedure on the Final Data Tape, and we either (i) compared the information in the Supplemental Data Files to the Final Data Tape, as applicable or (ii) compared the recalculated values to the corresponding values on the Final Data Tape, as applicable, and, in each case, found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit, or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the collateral assets included on the Final Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

September 7, 2022

Exhibit 1

Sample Lease Attribute: Date of Lease Start

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease Start procedure, for Properties where the MTM data attribute equals “N”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start date and lease end date information provided in the applicable Source Document encompasses the Initial Property Cut-Off Date or Final Property Cut-Off Date (as applicable). If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Initial Property Cut-Off Date or Final Property Cut-Off Date (as applicable), and b) was most recently uploaded to ProDeal by the Company as of the Initial Lease Review Date or the Final Lease Review Date (as applicable).

Additionally, for Properties where the Occupancy data attribute equals “Occupied” and the lease that encompasses the Initial Property Cut-Off Date or Final Property Cut-Off Date (as applicable) is for a renewal and the term is less than 6 months, the Relevant Lease Agreement is the most recent lease for the tenant(s) with a term of greater than 6 months preceding the lease that encompasses the Initial Property Cut-Off Date or Final Property Cut-Off Date (as applicable).

For Properties where the MTM data attribute equals “Y”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to ProDeal by the Company as of the Initial Lease Review Date or the Final Lease Review Date (as applicable), and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or Final Property Cut-Off Date (as applicable).

For Properties where the Occupancy data attribute equals “Occupied”, we compared the Date of Lease Start Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Lease Attribute: Date of Lease End

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease End procedure, for Properties where the MTM data attribute equals “N”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start date and lease end date information provided in the applicable Source Document encompasses the Initial Property Cut-Off Date or Final Property Cut-Off Date (as applicable). If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Initial Property Cut-Off Date or Final Property Cut-Off Date (as applicable), and b) was most recently uploaded to ProDeal by the Company as of the Initial Lease Review Date or the Final Lease Review Date (as applicable).

For Properties where the MTM data attribute equals “Y”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to ProDeal by the Company as of the Initial Lease Review Date or the Final Lease Review Date (as applicable), and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or Final Property Cut-Off Date (as applicable).

For Properties where the Occupancy data attribute equals “Occupied”, we compared the Date of Lease End Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Lease Attribute: $ Rent (Per Month)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the MTM data attribute equals “N”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start date and lease end date information provided in the applicable Source Document encompasses the Initial Property Cut-Off Date or Final Property Cut-Off Date (as applicable). If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Initial Property Cut-Off Date or Final Property Cut-Off Date (as applicable), and b) was most recently uploaded to ProDeal by the Company as of the Initial Lease Review Date or the Final Lease Review Date (as applicable).

For Properties where the MTM data attribute equals “Y”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to ProDeal by the Company as of the Initial Lease Review Date or the Final Lease Review Date (as applicable), and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or Final Property Cut-Off Date (as applicable).

For Properties where the Occupancy data attribute equals “Occupied,” we compared the $ Rent (Per Month) Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Exhibit 2

Field Name	Procedure	Calculation	Data File(s)	Comments
Months Since Acquisition	Recalculate and compare	Recalculation: (Final Property Cut-off Date - Acquisition Date) / 30, floored at 1	Final Data Tape (Acquisition Date)
Address (Street)	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Property Address)
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (City)
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (State)
MSA	Final Data Tape to Supplemental Data File electronic comparison	n/a	Accounting Detail File
Zip Code	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Zip)
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Subject Property Type)	As instructed by the Company, a value of “SFA” or “SFD” in the BPO Results File was considered to be synonymous with “Townhouse” on the Final Data Tape.
Condo	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Subject Property Type)
Pool?	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Subject Pool)
Total Investment Basis	Final Data Tape to Supplemental Data File electronic comparison	n/a	Accounting Detail File

Field Name	Procedure	Calculation	Data File(s)	Comments
Original Length of Lease (months)	Recalculate and compare	Recalculation: (Date of Lease End - Date of Lease Start) / 30	Final Data Tape (Date of Lease End; Date of Lease Start; Occupancy)	For Vacant properties, the Original Length of Lease (months) was calculated as zero. Calculation was rounded to the nearest integer.
BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Reviewer's Recommended AS-IS SALE)
Most Recent BPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Date)	The date in the BPO Results File was rounded to the nearest integer.
Contractual Rent (Annual)	Recalculate and compare	Recalculation: $ Rent (Per Month) * 12	Final Data Tape ($ Rent (Per Month); Occupancy)	For Vacant properties, the Contractual Rent (Annual) was calculated as zero.
Gross Potential Rent (Annual)	Recalculate and compare	Recalculation: $ Rent (Per Month) * 12	Final Data Tape ($ Rent (Per Month))
Miscellaneous Other Income	Recalculate and compare	Recalculation: (Gross Potential Rent (Annual) - Underwritten Vacancy) * 2%	Final Data Tape (Gross Potential Rent (Annual); Underwritten Vacancy)
Total Annual Gross Revenue	Recalculate and compare	Recalculation: Gross Potential Rent (Annual) + Miscellaneous Other Income	Final Data Tape (Gross Potential Rent (Annual); Miscellaneous Other Income)
Underwritten Vacancy	Recalculate and compare	Recalculation: Gross Potential Rent (Annual) * 5%	Final Data Tape (Gross Potential Rent (Annual))
Real Estate Taxes	Final Data Tape to Supplemental Data File electronic comparison	n/a	Accounting Detail File
Property Management Fee Calc	Recalculate and compare	Recalculation: (Gross Potential Rent (Annual) - Underwritten Vacancy) * 7%	Final Data Tape (Gross Potential Rent (Annual); Underwritten Vacancy)
HOA Fees	Final Data Tape to Supplemental Data File electronic comparison	n/a	Accounting Detail File

Field Name	Procedure	Calculation	Data File(s)	Comments
Insurance	Final Data Tape to Supplemental Data File electronic comparison	n/a	Accounting Detail File
Repairs and Maintenance	Final Data Tape to Supplemental Data File electronic comparison	n/a	Accounting Detail File
Maintenance Turnover Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Accounting Detail File
Leasing and Marketing Costs Calc	Recalculate and compare	Recalculation: (30% * (Gross Potential Rent (Annual) / 12) + ((1 – 30%) * (Gross Potential Rent (Annual) / 12) * 35%)	Final Data Tape (Gross Potential Rent (Annual))
Other	Final Data Tape to Supplemental Data File electronic comparison	n/a	Accounting Detail File
Underwritten Net Cash Flow - Before Capex	Recalculate and compare	Recalculation: Total Annual Gross Revenue - Underwritten Vacancy - Real Estate Taxes - Property Management Fee Calc - HOA Fees - Insurance - Repairs and Maintenance - Maintenance Turnover Costs - Leasing and Marketing Costs Calc - Other	Final Data Tape (Total Annual Gross Revenue; Underwritten Vacancy; Real Estate Taxes; Property Management Fee Calc; HOA Fees; Insurance; Repairs and Maintenance; Maintenance Turnover Costs; Leasing and Marketing Costs Calc; Other)
Underwritten Net Cash Flow - After Capex	Recalculate and compare	Recalculation: Underwritten Net Cash Flow - Before Capex - Capex Reserve	Final Data Tape (Underwritten Net Cash Flow - Before Capex; Capex Reserve)